Equity Textual 1 (Details) - USD ($)	Nov. 30, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Jan. 31, 2014	May 23, 2013
Equity Details
Company issued shares to a consultant as noncash compensation for services to be rendered						20,000
Company issued shares to a consultant as noncash compensation for services to be rendered valed at						$ 45,400
Company issued shares to a consultant as noncash compensation for services to be rendered valed per share						$ 2.27
Company issued vested shares						10,000
Company issued vested shares valued						$ 22,700
Company issued vested shares during the year ended						9,607
Company issued vested shares during the year ended valued						$ 21,808
The remaining shares						393
The remaining shares valued						$ 892
Company issued shares of common stock to three employees		60,000
Company issued shares of common stock to three employees valued at		$ 774,000
Company issued shares of common stock to three employees valued at per share		$ 12.9
Twenty-five percent of each employee's shares vested immediately		25.00%
Company issued shares of stock to a director	15,000
Company issued shares of stock to a director valued at per share	$ 141,000
Increase the number of authorized shares of the common stock from 7,500,000 to	9.4
Company issued shares of stock to an investor			62,500		437,500
Company issued shares of stock to an investor for a total purchase price of			500,000		3,500,000
Company agreed to issue to the investor a warrant to purchase			$ 20,370		$ 142,593
Company agreed to issue to the investor a warrant to purchase at an exercise price per share			$ 15		$ 15
Fair value of warrants			$ 132,407	$ 1,212,037	$ 1,212,037
Fair market value of the original warrant				$ 1,283,333
Warrant issued as part of the offering to a consultant to purchase shares			3,125	21,875
Warrant issued as part of the offering to a consultant to purchase shares per share			$ 8	$ 8
Warrant issued as part of the offering to a consultant to purchase shares valued at			$ 36,250	$ 271,250
Costs paid from the proceeds of the offering			$ 25,035	$ 199,089